Summary of Significant Accounting Policies - Schedule of Allowance for Credit Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for doubtful accounts, beginning balance	$ (1,794)
Bad debt expense	1,456	$ 0
Write-offs	0
Foreign exchange and other	0
Allowance for doubtful accounts, ending balance	$ (3,250)